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                     VAN KAMPEN REAL ESTATE SECURITIES FUND

                   SUPPLEMENT DATED SEPTEMBER 2, 2003 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2003,
                  AS PREVIOUSLY SUPPLEMENTED ON JULY 25, 2003

     The Statement of Additional Information is hereby supplemented as follows:

     In the section entitled "INVESTMENT RESTRICTIONS," paragraph number 2 under the paragraph describing fundamental investment restrictions is hereby deleted in its entirety and the remaining numbered paragraphs are renumbered in sequential order.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                               REAL SPT SAI 9/03